CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 57,677	$ 31,644
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	3,389	2,866
Amortization of prepaid land leases	130	94
Amortization of intangible assets	279	263
Allowance for doubtful accounts	4,187	3,260
Loss on disposal of property, plant and equipment	48	26
Share of net income of equity investees	(2,273)	(2,279)
Gains on deconsolidation of the Company’s interests in HollyCon	0	(6,005)
Share-based compensation expenses	325	1,836
Deferred income tax benefit	(754)	(3,195)
Accretion of convertible bond	258	334
Fair value adjustments of a bifurcated derivative	48	0
Gain from the derecognition of nonfinancial assets	(2,345)	0
Changes in operating assets and liabilities:
Accounts receivable	847	1,232
Costs and estimated earnings in excess of billings	(34,461)	34,267
Inventories	(44)	(6,070)
Advances to suppliers	(62)	954
Other receivables	3,806	571
Other tax payables	126	(10,558)
Restricted cash	4,975	(17,306)
Due from related parties	6,777	(534)
Accounts payable	158	(2,554)
Deferred revenue	18,353	26,795
Accruals and other payables	3,141	(4,874)
Due to related parties	757	919
Income tax payable	6,806	2,387
Net cash provided by operating activities	72,148	54,073
Cash flows from investing activities:
Time deposits placed with banks	(119,741)	(74,799)
Purchases of property, plant and equipment	(611)	(434)
Maturity of time deposits	86,215	27,933
Proceeds from disposal of property, plant and equipment	50	34
Investment of equity investees	(4,212)	0
Net cash reduced upon deconsolidation of a subsidiary	0	(16,681)
Acquisition of a subsidiary, net of cash acquired	(583)	0
Net cash used in investing activities	(38,882)	(63,947)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,052	3,108
Repayments of short-term bank loans	(1,554)	(3,917)
Proceeds from long-term bank loans	536	5,665
Repayments of long-term bank loans	(362)	(2,149)
Proceeds from exercise of options	0	5,802
Payment of dividends	(7,241)	(11,973)
Net cash used in financing activities	(7,569)	(3,464)
Effect of foreign exchange rate changes	7,733	(5,642)
Net (decrease) increase in cash and cash equivalents	33,430	(18,980)
Cash and cash equivalents, beginning of period	197,640	229,095
Cash and cash equivalents, end of period	231,070	210,115
Supplementary disclosures of significant non-cash transactions:
Acquisition of equity interest with consideration of intangible asset	$ 2,345	$ 0